Business Combinations - Carrying Value of Augusta's assets and allocation of cash consideration paid (Details) - USD ($) $ in Thousands				12 Months Ended
		Apr. 28, 2014	Jan. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014	[2],[3]
Business Acquisition [Line Items]
Cost of Augusta acquisition	[1]			$ 75,000	$ 0		$ 224,250
Hi-Crush Augusta LLC
Business Acquisition [Line Items]
Cash		$ 1,035
Accounts receivable		9,816
Inventories		4,012
Prepaid expenses and other current assets		114
Due from Hi-Crush Partners LP		1,756
Property, plant and equipment		84,900
Accounts payable		(3,379)
Accrued liabilities and other current liabilities		(2,926)
Due to sponsor		(4,721)
Asset retirement obligation		(2,993)
Total carrying value of net assets		87,614
Carrying value of sponsor's non-controlling interest prior to Augusta Contribution		35,951
Less: Carrying value of 2% of non-controlling interest retained by sponsor		(1,752)
Purchase price allocated to non-controlling interest acquired		34,199
Excess purchase price over the historical cost of the acquired non-controlling interest	[4]	190,051
Cost of Augusta acquisition		$ 224,250	$ 37,500

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[4]	The deemed distribution attributable to the excess purchase price was allocated to the common and subordinated unitholders based on the respective number of units outstanding as of April 28, 2014.